Related Party Transactions - Expenses Incurred and Payments Made to Related Parties (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Cost of materials and other	$ 1,388	$ 1,556	$ 1,560	$ 1,179	$ 1,366	$ 1,149	$ 1,229	$ 1,209	$ 5,683	$ 4,953	$ 3,867
Dividends									238	174	174
Enable JV | Joint Venture Transportation Agreement
Related Party Transaction [Line Items]
Cost of materials and other									8	2	0
Amount paid to IEP
Related Party Transaction [Line Items]
Dividends									179	142	142
AEP | Tax Allocation Agreement
Related Party Transaction [Line Items]
Payments made									$ 12	$ 15	$ 45